CASH FLOW STATEMENT (Details) - Schedule of Disposal and Closure of Group Undertakings and Businesses - Other disposals of assets [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
CASH FLOW STATEMENT (Details) - Schedule of Disposal and Closure of Group Undertakings and Businesses [Line Items]
Financial assets at fair value through profit or loss	£ 125,379	£ 2,117
Loans and advances to customers	3,495	344
Due from fellow group undertakings	14,436	176
Derivative financial instruments	3,027
Investment property	3,639
Goodwill	1,836
Value of in-force business	4,902
Available-for-sale financial assets		375
Property, plant and equipment	48	11
	156,762	3,023
Customer deposits	(15,236)	(22)
Due to fellow Lloyds Banking Group undertakings	(2,584)	(1,706)
Derivative financial instruments	(2,762)
Liabilities from insurance and investment contracts	(117,021)
Subordinated liabilities	(2,494)
Non-controlling interests	(305)	(387)
Other net assets (liabilities)	(8,759)	50
	(149,161)	(2,065)
Net assets (liabilities) disposed of	7,601	958
Disposal of investment in joint ventures		26
Profit (loss) on sale of businesses	1,010
Cash consideration received on losing control of group undertakings and businesses	8,611	984
Cash and cash equivalents disposed	(7)
Net cash inflow	8,604	984
The Bank [member]
CASH FLOW STATEMENT (Details) - Schedule of Disposal and Closure of Group Undertakings and Businesses [Line Items]
Investment in subsidiary disposed of	7,725	37
Profit (loss) on sale of businesses	(21)	555
Cash consideration received on losing control of group undertakings and businesses	7,704	592
Net cash inflow	£ 7,704	£ 592